EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Components of calculation of earnings per share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31
(in thousands of $)	2015	2014	2013
Basic:
Net income available to stockholders	200,832	122,815	89,206
Diluted:
Net income available to stockholders	200,832	122,815	89,206
Interest paid on 3.75% convertible bonds	5,078	5,060	5,092
Interest paid on 3.25% convertible bonds	17,371	17,371	—
	223,281	145,246	94,298

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31
(in thousands)	2015	2014	2013
Basic earnings per share:
Weighted average number of common shares outstanding	93,450	93,331	89,508
Diluted earnings per share:
Weighted average number of common shares outstanding	93,450	93,331	89,508
Effect of dilutive share options	23	84	163
Effect of dilutive convertible debt	25,535	23,332	5,753
	119,008	116,747	95,424